Vanguard Target Retirement 2070 Fund Average Annual Total Returns - Investor Prospectus [Member]		12 Months Ended		42 Months Ended	60 Months Ended		90 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Target Retirement 2070 Composite Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.49%		16.30%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	17.21%	19.25%	13.28%	13.28%	14.25%	14.37%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	7.21%	3.40%	(0.37%)	(0.37%)	1.81%	2.05%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.42%		16.13%
Performance Inception Date	Jun. 28, 2022
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.82%		15.57%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.96%		12.64%